NATURE OF OPERATIONS AND GOING CONCERN (Detail Textuals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Nature Of Operations And Going Concern [Abstract]
Accumulated losses	$ (14,919,976)	$ (14,650,468)